CLAIMS AND ADVANCES	12 Months Ended
Mar. 31, 2023
Claims And Advances
CLAIMS AND ADVANCES

NOTE 7 – CLAIMS AND ADVANCES

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Refundable taxes (1)	86	531

Total	86	531

(1)	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.